Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.2%
International Equity Funds - 22.8%
iShares Core MSCI EAFE ETF	68,257	$ 4,235,347
iShares Core MSCI Emerging Markets ETF	22,939	1,125,388
iShares Global REIT ETF	43,874	1,150,376

		6,511,111

U.S. Equity Fund - 26.4%
iShares Core S&P 500 ETF	18,246	7,555,510

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	5,496	565,264
iShares Core U.S. Aggregate Bond ETF	2,761	287,337

		852,601

Total Exchange-Traded Funds (Cost $17,203,144)		14,919,222

INVESTMENT COMPANIES - 46.9%
International Equity Funds - 13.1%
Transamerica Emerging Markets Opportunities (A)	103,885	820,692
Transamerica International Focus (A)	187,547	1,455,362
Transamerica International Stock (A)	153,697	1,481,635

		3,757,689

International Fixed Income Fund - 1.0%
Transamerica Emerging Markets Debt (A)	33,024	287,309

U.S. Equity Funds - 29.3%
Transamerica Large Cap Value (A)	201,822	2,617,626
Transamerica Large Growth (A)	254,578	2,484,684
Transamerica Mid Cap Growth (A)	112,315	837,867

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	85,056	$ 1,006,211
Transamerica Small Cap Growth (A)	100,358	662,365
Transamerica Small Cap Value (A)	112,369	778,715

		8,387,468

U.S. Fixed Income Funds - 3.5%
Transamerica Bond (A)	82,095	695,347
Transamerica High Yield Bond (A)	35,982	295,056

		990,403

Total Investment Companies (Cost $18,059,150)		13,422,869

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.65% (B), dated 07/29/2022, to be repurchased at $284,848 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $290,623.	$ 284,833	284,833

Total Repurchase Agreement (Cost $284,833)		284,833

Total Investments (Cost $35,547,127)		28,626,924
Net Other Assets (Liabilities) - (0.1)%		(38,498)

Net Assets - 100.0%		$ 28,588,426

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$14,919,222	$—	$—	$14,919,222
Investment Companies	13,422,869	—	—	13,422,869
Repurchase Agreement	—	284,833	—	284,833

Total Investments	$28,342,091	$284,833	$—	$28,626,924

Transamerica Funds	Page 1

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$998,074	$(209,825)	$(16,759)	$(76,143)	$695,347	82,095	$14,556	$4,459
Transamerica Emerging Markets Debt	—	383,617	(37,128)	(3,810)	(55,370)	287,309	33,024	10,373	—
Transamerica Emerging Markets Opportunities	—	1,200,466	(40,102)	(6,861)	(332,811)	820,692	103,885	74,230	26,789
Transamerica High Yield Bond	—	394,411	(63,527)	(3,729)	(32,099)	295,056	35,982	10,167	—
Transamerica International Focus	—	1,967,015	(82,283)	(9,255)	(420,115)	1,455,362	187,547	53,725	53,438
Transamerica International Stock	—	1,977,055	(180,814)	(21,008)	(293,598)	1,481,635	153,697	56,729	94,761
Transamerica Large Cap Value	—	3,139,722	(272,240)	(16,402)	(233,454)	2,617,626	201,822	74,261	—
Transamerica Large Growth	—	4,398,991	(126,395)	(75,594)	(1,712,318)	2,484,684	254,578	49,980	539,488
Transamerica Mid Cap Growth	—	1,478,454	(18,082)	(12,697)	(609,808)	837,867	112,315	119,463	224,691
Transamerica Mid Cap Value Opportunities	—	1,380,527	(144,101)	(34,556)	(195,659)	1,006,211	85,056	98,692	152,543
Transamerica Small Cap Growth	—	959,512	(14,693)	(4,364)	(278,090)	662,365	100,358	15,986	72,917
Transamerica Small Cap Value	—	1,249,358	(39,693)	(34,134)	(396,816)	778,715	112,369	259,426	119,321

Total	$—	$19,527,202	$(1,228,883)	$(239,169)	$(4,636,281)	$13,422,869	1,462,728	$837,588	$1,288,407

(B)	Rate disclosed reflects the yield at July 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2050

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3